Insurance and Reinsurance Contract Assets and Liabilities - Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts Held by Measurement Components (Detail) - CAD ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Insurance contracts issued
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	$ 540,344	$ 522,844	$ 481,994
Insurance contracts issued | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	200,488	180,536
Insurance contracts issued | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	122,702	120,526
Insurance contracts issued | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	218,760	223,563
Insurance contracts issued | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(908)	(903)
Reinsurance contracts held
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	57,608	56,346
Reinsurance contracts held | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	5,973	6,810
Reinsurance contracts held | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	6,363	6,759
Reinsurance contracts held | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	45,534	43,030
Reinsurance contracts held | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(262)	(253)
Assets for insurance acquisition cash flows | Insurance contracts issued
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(698)	(878)
Assets for insurance acquisition cash flows | Insurance contracts issued | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(71)	(290)
Assets for insurance acquisition cash flows | Insurance contracts issued | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(627)	(588)
Assets for insurance acquisition cash flows | Insurance contracts issued | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	0	0
Assets for insurance acquisition cash flows | Insurance contracts issued | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	0	0
CSM, Fair value | Insurance contracts issued
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	17,929	19,007
CSM, Fair value | Insurance contracts issued | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	10,892	11,338
CSM, Fair value | Insurance contracts issued | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	3,306	3,986
CSM, Fair value | Insurance contracts issued | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	3,874	3,823
CSM, Fair value | Insurance contracts issued | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(143)	(140)
CSM, Fair value | Reinsurance contracts held
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	2,063	2,507
CSM, Fair value | Reinsurance contracts held | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	687	627
CSM, Fair value | Reinsurance contracts held | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(193)	426
CSM, Fair value | Reinsurance contracts held | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	1,711	1,603
CSM, Fair value | Reinsurance contracts held | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(142)	(149)
CSM, Other | Insurance contracts issued
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	12,133	7,758
CSM, Other | Insurance contracts issued | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	9,557	6,267
CSM, Other | Insurance contracts issued | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	1,162	753
CSM, Other | Insurance contracts issued | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	1,414	738
CSM, Other | Insurance contracts issued | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	0	0
CSM, Other | Reinsurance contracts held
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	1,431	834
CSM, Other | Reinsurance contracts held | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	414	141
CSM, Other | Reinsurance contracts held | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	200	203
CSM, Other | Reinsurance contracts held | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	817	490
CSM, Other | Reinsurance contracts held | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	0	0
Total insurance contract liabilities (assets) | Insurance contracts issued
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	540,344	522,844
Total insurance contract liabilities (assets) | Insurance contracts issued | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	200,417	180,246
Total insurance contract liabilities (assets) | Insurance contracts issued | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	122,075	119,938
Total insurance contract liabilities (assets) | Insurance contracts issued | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	218,760	223,563
Total insurance contract liabilities (assets) | Insurance contracts issued | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(908)	(903)
PAA | Assets for insurance acquisition cash flows | Insurance contracts issued
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	473,715	460,761
PAA | Assets for insurance acquisition cash flows | Insurance contracts issued | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	169,388	153,801
PAA | Assets for insurance acquisition cash flows | Insurance contracts issued | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	102,070	100,296
PAA | Assets for insurance acquisition cash flows | Insurance contracts issued | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	203,209	207,665
PAA | Assets for insurance acquisition cash flows | Insurance contracts issued | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(952)	(1,001)
PAA | Assets for insurance acquisition cash flows | Reinsurance contracts held
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	47,623	46,967
PAA | Assets for insurance acquisition cash flows | Reinsurance contracts held | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	3,282	4,462
PAA | Assets for insurance acquisition cash flows | Reinsurance contracts held | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	4,471	4,308
PAA | Assets for insurance acquisition cash flows | Reinsurance contracts held | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	39,983	38,295
PAA | Assets for insurance acquisition cash flows | Reinsurance contracts held | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(113)	(98)
PAA | PAA Risk adjustment for non-financial risk | Insurance contracts issued
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	23,027	22,304
PAA | PAA Risk adjustment for non-financial risk | Insurance contracts issued | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	9,352	7,630
PAA | PAA Risk adjustment for non-financial risk | Insurance contracts issued | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	3,425	3,351
PAA | PAA Risk adjustment for non-financial risk | Insurance contracts issued | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	10,263	11,337
PAA | PAA Risk adjustment for non-financial risk | Insurance contracts issued | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(13)	(14)
PAA | PAA Risk adjustment for non-financial risk | Reinsurance contracts held
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	6,249	5,775
PAA | PAA Risk adjustment for non-financial risk | Reinsurance contracts held | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	1,598	1,580
PAA | PAA Risk adjustment for non-financial risk | Reinsurance contracts held | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	1,635	1,561
PAA | PAA Risk adjustment for non-financial risk | Reinsurance contracts held | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	3,023	2,641
PAA | PAA Risk adjustment for non-financial risk | Reinsurance contracts held | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(7)	(7)
Products not under PAA | Assets for insurance acquisition cash flows | Insurance contracts issued
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	13,446	13,201
Products not under PAA | Assets for insurance acquisition cash flows | Insurance contracts issued | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	1,295	1,497
Products not under PAA | Assets for insurance acquisition cash flows | Insurance contracts issued | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	11,951	11,452
Products not under PAA | Assets for insurance acquisition cash flows | Insurance contracts issued | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	0	0
Products not under PAA | Assets for insurance acquisition cash flows | Insurance contracts issued | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	200	252
Products not under PAA | Assets for insurance acquisition cash flows | Reinsurance contracts held
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	228	249
Products not under PAA | Assets for insurance acquisition cash flows | Reinsurance contracts held | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(8)	0
Products not under PAA | Assets for insurance acquisition cash flows | Reinsurance contracts held | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	236	248
Products not under PAA | Assets for insurance acquisition cash flows | Reinsurance contracts held | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	0	0
Products not under PAA | Assets for insurance acquisition cash flows | Reinsurance contracts held | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	0	1
Products not under PAA | PAA Risk adjustment for non-financial risk | Insurance contracts issued
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	792	691
Products not under PAA | PAA Risk adjustment for non-financial risk | Insurance contracts issued | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	4	3
Products not under PAA | PAA Risk adjustment for non-financial risk | Insurance contracts issued | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	788	688
Products not under PAA | PAA Risk adjustment for non-financial risk | Insurance contracts issued | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	0	0
Products not under PAA | PAA Risk adjustment for non-financial risk | Insurance contracts issued | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	0	0
Products not under PAA | PAA Risk adjustment for non-financial risk | Reinsurance contracts held
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	14	14
Products not under PAA | PAA Risk adjustment for non-financial risk | Reinsurance contracts held | Asia
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	0	0
Products not under PAA | PAA Risk adjustment for non-financial risk | Reinsurance contracts held | Canada
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	14	13
Products not under PAA | PAA Risk adjustment for non-financial risk | Reinsurance contracts held | U.S.
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	0	1
Products not under PAA | PAA Risk adjustment for non-financial risk | Reinsurance contracts held | Corporate and Other
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	$ 0	$ 0